Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) $ in Millions, $ in Millions		12 Months Ended
	Nov. 12, 2025	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 CAD ($) shares	Jul. 29, 2025 USD ($)	Oct. 31, 2024 shares
4.300% LRCNs, Series 1 [member]
Disclosure of classes of share capital [line items]
Interest Rate	4.30%
Other Equity Instruments [member] | 4.300% LRCNs, Series 1 [member]
Disclosure of classes of share capital [line items]
Note issued face value			$ 1,250
Interest Rate		4.30%
Other Equity Instruments [member] | 6.875% LRCNs, Series 6 [member]
Disclosure of classes of share capital [line items]
Note issued face value		$ 1,000		$ 1,000
Interest Rate		6.875%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares | shares		0	0		55,172